ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Schedule of components of accumulated other comprehensive loss, net of taxes

	2016	2015
Balance, beginning of period	$(7,978)	$(5,965)
Foreign currency translation adjustments	(4,891)	(2,589)
Gain (loss) on long term intercompany balances	(1,557)	576
	$(14,426)	$(7,978)